Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Consulting fees	$ 0	$ 0	$ 50,000	$ 0		$ 1,000
Consulting fees - related party	0	0	4,000	0	$ 15,000
Sponsorships - related parties	81,000	0	81,000	0
Revenues	81,000	0	135,000	0	15,000	1,000
Cost of sales	0	0	0	0	0	0
Gross profit	81,000	0	135,000	0	15,000	1,000
Operating expenses:
Race expenses	615	0	615	0	32,305	43,118
Consulting - related parties	45,500	15,000	60,500	30,000	60,000	168,000
General and administrative	15,879	10,065	40,909	20,065	43,155	41,858
Professional fees	13,040	24,975	25,040	27,975	63,613	15,500
Total operating expenses	75,034	50,040	127,064	78,040	199,073	268,476
Income (Loss) from operations	5,966	(50,040)	7,936	(78,040)	(184,073)	(267,476)
Other income (expenses):
Interest expense	(1,875)	(1,875)	(3,750)	(3,750)	(7,500)	(7,713)
Interest expense - related parties	(8,869)	(8,466)	(18,125)	(16,705)	(35,072)	(31,768)
Interest income - related parties	1,100	0	1,100	0
Total other income (expense)	(9,644)	(10,341)	(20,775)	(20,455)	(42,572)	(39,481)
Loss before income taxes	(3,678)	(60,381)	(12,839)	(98,495)	(226,645)	(306,957)
Provision for income tax	0	0	0	0	0	0
Net loss	$ (3,678)	$ (60,381)	$ (12,839)	$ (98,495)	$ (226,645)	$ (306,957)
Net loss per share (Basic and fully diluted)	$ (0.00)	$ (.01)	$ (0.00)	$ (.01)	$ (.03)	$ (.04)
Weighted average number of common shares outstanding	7,228,116	7,929,581	7,549,286	7,929,581	7,929,581	7,929,581